CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 4,945	¥ 6,188	¥ 5,604
Interest received	577	576	249
Income taxes paid	(637)	(564)	(221)
Net cash inflow from operating activities	4,885	6,200	5,632
Cash flows from investing activities
Payments for business combinations, net of cash acquired	(540)	(45)	(1,090)
Payments for settlement of pre-acquisition dividends payable of CMC			(19)
Cash acquired from business combinations under common control			397
Purchase of property, plant and equipment	(108)	(95)	(132)
Purchase of intangible assets	(393)	(191)	(12)
Net proceeds from short term investments	6	36	11
Placement of term deposits with initial terms of over three months	(30,643)	(12,050)
Receipt from maturity of term deposits with initial terms of over three months	20,332	4,550
Proceeds from disposal of investments accounted for using equity method		1
Proceeds from disposal of a subsidiary	15
Payments for acquisition of investments accounted for using equity method	(2,002)	(294)	(140)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss	(211)		(199)
Payments for acquisition of investments accounted for as financial assets at fair value through other comprehensive income	(708)
Payment for loans to a third party	0	(46)	(5)
Receipts from repayments of loans to a third party	45
Dividend received		32
Other investing activities	1		(1)
Net cash outflow from investing activities	(14,206)	(8,102)	(1,190)
Cash flows from financing activities
Loans from non-controlling interests	10
Proceeds from issues of ordinary shares		12	2,433
Proceeds from issues of puttable shares			422
Proceeds from issues of ordinary shares to Music Label Partners			1,386
Proceeds from exercise of share options	163	127
Net proceeds from issues of ordinary shares upon initial public offering			3,500
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(6)	(79)
Shares held for share award schemes	(46)	(31)
Payment for repurchase of ordinary shares	(134)
Proceeds from issuance of additional equity of non-wholly owned subsidiaries		3
Payments for interests	(15)	(7)
Principal elements of lease payments	(78)	(56)
Net proceeds from issuance of notes	5,400
Payment for loan from non-controlling interests	(2)
Net cash inflow/(outflow) from financing activities	5,292	(31)	7,741
Net increase/(decrease) in cash and cash equivalents	(4,029)	(1,933)	12,183
Cash and cash equivalents at beginning of the year	15,426	17,356	5,174
Exchange differences on cash and cash equivalents	(269)	3	(1)
Cash and cash equivalents at end of the year	¥ 11,128	¥ 15,426	¥ 17,356